UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.         Schedule of Investments.

The schedules of investments for the three-month period ended July 31, 2008 is set forth below.

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Energy—27.0%
1,334	Apache Corp.	$149,635
2,332	Chesapeake Energy Corp.	116,950
3,122	Continental Resources, Inc. *	178,329
1,572	Devon Energy Corp.	149,167
1,819	ENSCO International, Inc.	125,766
3,016	GulfMark Offshore, Inc. *	151,343
3,417	Helmerich & Payne, Inc.	202,046
2,001	Murphy Oil Corp.	159,540
9,341	Petroquest Energy, Inc. *	194,947
3,191	Pioneer Natural Resources Co.	189,705
3,351	Tenaris S.A. ADR (Luxembourg)	201,898
4,644	W&T Offshore, Inc.	205,542
4,532	Weatherford International Ltd. *	170,992
1,270	Whiting Petroleum Corp. *	118,961
		2,314,821
	Financials—9.2%
8,320	Banco Santander S.A ADR (Spain)	159,411
1,786	Credicorp Ltd. (Peru)	132,182
9,712	Hudson City Bancorp, Inc.	177,341
5,644	MSCI, Inc., Class A *	167,909
7,700	TD Ameritrade Holding Corp. *	153,307
		790,150
	Health Care—12.2%
3,164	Amedisys, Inc. *	202,877
2,666	Biogen Idec, Inc. *	185,980
3,432	China Medical Technologies, Inc. ADR (Cayman Islands)	164,461
4,644	Community Health Systems, Inc. *	153,159
5,460	Lincare Holdings, Inc. *	175,921
3,205	OSI Pharmaceuticals, Inc. *	168,679
		1,051,077
	Industrials—2.9%
4,455	Wabtec Corp.	247,253

	Information Technology—25.4%
4,328	Adobe Systems, Inc. *	178,963
4,116	Amphenol Corp., Class A	196,210
3,950	Autodesk, Inc. *	125,966
5,452	Check Point Software Technologies (Israel) *	124,469
3,858	CommScope, Inc. *	172,028
13,656	Giant Interactive Group, Inc. ADR (China) *	127,547
4,074	Global Payments, Inc.	180,437
8,274	Marvell Technology Group Ltd. (Bermuda) *	122,372
5,115	Open Text Corp. (Canada) *	159,128

4,034	QUALCOMM, Inc.	$223,242
1,439	Research In Motion Ltd. (Canada) *	176,738
6,479	Sybase, Inc. *	217,759
7,188	Xilinx, Inc.	178,478
		2,183,337
	Materials—18.7%
1,362	Agrium, Inc. (Canada)	119,856
1,327	CF Industries Holdings, Inc.	216,911
2,405	Cleveland-Cliffs, Inc.	260,727
9,342	Gerdau S.A ADR (Brazil)	203,375
986	Mosaic (The) Co.	125,429
7,972	Olin Corp.	237,087
4,707	Steel Dynamics, Inc.	149,118
3,662	Teck Cominco Ltd., Class B (Canada)	168,342
9,949	Yamana Gold, Inc. (Canada)	123,069
		1,603,914
	Telecommunication Services—4.6%
2,275	Mobile TeleSystems OJSC ADR (Russia)	162,435
4,216	NII Holdings, Inc. *	230,447
		392,882

	Total Common Stocks
	(Cost $8,731,511)	8,583,434

	Money Market Fund—0.1%
5,048	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,048)	5,048

	Total Investments
	(Cost $8,736,559)(a)—100.1%	8,588,482
	Liabilities in excess of other assets—(0.1%)	(10,002)

	Net Assets—100.0%	$8,578,480

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal Income tax purposes was $8,736,559. The net unrealized depreciation was $148,077 which consisted of aggregate gross unrealized appreciation of $342,655 and aggregate gross unrealized depreciation of $490,732.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active AlphaQ Fund

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—9.7%
1,300	Apollo Group, Inc., Class A *	$80,977
2,600	DIRECTV Group (The), Inc. *	70,252
1,472	Ross Stores, Inc.	55,877
2,900	Staples, Inc.	65,250
2,367	Urban Outfitters, Inc. *	78,135
		350,491
	Consumer Staples—1.4%
822	Costco Wholesale Corp.	51,523

	Financials—11.5%
3,739	Charles Schwab (The) Corp.	85,586
4,233	Hudson City Bancorp, Inc.	77,295
1,100	Northern Trust Corp.	85,987
1,389	T. Rowe Price Group, Inc.	83,132
4,321	TD Ameritrade Holding Corp. *	86,030
		418,030
	Health Care—14.1%
1,677	Amgen, Inc. *	105,030
1,149	Biogen Idec, Inc. *	80,154
800	Celgene Corp. *	60,392
2,063	DENSPLY International, Inc.	83,036
800	Genzyme Corp. *	61,320
1,200	Gilead Sciences, Inc. *	64,776
591	Illumina, Inc. *	55,105
		509,813
	Industrials—7.2%
938	DryShips, Inc. (Greece)	72,348
1,079	Joy Global, Inc.	77,925
2,095	Ryanair Holdings PLC ADR (Ireland) *	51,013
985	Stericycle, Inc. *	58,854
		260,140
	Information Technology—51.4%
1,693	Activision Blizzard, Inc. (France)*	60,914
2,057	Adobe Systems, Inc. *	85,057
2,439	Akamai Technologies, Inc. *	56,926
2,742	Altera Corp.	60,187
2,068	Autodesk, Inc. *	65,949
173	Baidu.com ADR (China) *	60,057
2,200	Broadcom Corp., Class A *	53,438
2,664	Check Point Software Technologies Ltd. (Israel) *	60,819
2,658	Cognizant Technology Solutions Corp., Class A *	74,610

2,900	Dell, Inc. *	$71,253
1,249	FLIR Systems, Inc. *	50,884
160	Google, Inc., Class A *	75,800
2,069	Infosys Technologies Ltd. ADR (India)	81,498
3,549	Intel Corp.	78,752
2,714	Intuit, Inc. *	74,174
2,388	Linear Technology Corp.	74,147
4,314	Marvell Technology Group Ltd. *	63,804
1,898	Microchip Technology, Inc.	60,603
3,457	NetApp, Inc. *	88,326
3,856	NetEase.com, Inc. ADR (China) *	87,531
3,756	Oracle Corp. *	80,867
1,778	QUALCOMM, Inc.	98,396
627	Research In Motion Ltd. (Canada) *	77,008
4,321	Symantec Corp. *	91,043
1,600	VeriSign, Inc. *	52,064
3,094	Xilinx, Inc.	76,824
		1,860,931
	Materials—1.8%
2,053	Steel Dynamics, Inc.	65,039

	Telecommunication Services—2.9%
1,960	NII Holdings, Inc. *	107,134

	Total Common Stocks
	(Cost $3,554,837)	3,623,101

	Money Market Fund—0.0%
634	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $634)	634

	Total Investments
	(Cost $3,555,471)(a)—100.0%	3,623,735
	Liabilities in excess of other assets—0.0%	(635)

	Net Assets—100.0%	$3,623,100

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $3,555,471. The net unrealized appreciation was $68,264 which consisted of aggregate gross unrealized appreciation of $208,523 and aggregate gross unrealized depreciation of $140,259.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Low Duration Fund

July 31, 2008 (Unaudited)

Principal
Amount		Value

	United States Government Obligations(#)—82.7%
	United States TIPS—2.7%
$70,000	1.375%, 7/15/18	$68,135

	United States Treasury Notes—80.0%
122,000	4.875%, 6/30/09	124,888
151,000	6.000%, 8/15/09	156,757
126,000	4.000%, 9/30/09	128,540
153,000	3.250%, 12/31/09	154,996
135,000	6.500%, 2/15/10	143,543
184,000	1.750%, 3/31/10	182,189
86,000	4.125%, 8/15/10	88,748
76,000	4.375%, 12/15/10	79,058
72,000	5.000%, 2/15/11	76,101
75,000	4.750%, 3/31/11	78,820
96,000	4.875%, 5/31/11	101,393
212,000	3.500%, 5/31/13	214,418
422,000	3.375%, 7/31/13	424,110
42,000	3.500%, 2/15/18	40,481
		1,994,042
	Total Long-Term Investments
	(Cost $2,066,246)	2,062,177

	Short-Term Investments—14.6%
	United States Government Agency Obligations—10.9%
143,000	Federal Home Loan Bank Discount Notes 2.233%^, 08/01/2008	142,991
130,000	Fannie Mae Discount Notes 2.384%^, 08/01/2008	129,992

	Total United States Government Agency Obligations
	(Cost $273,000)	272,983

Number
of Shares

	Money Market Fund—3.7%
92,557	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $92,557)	92,557

	Total Short-Term Investments
	(Cost $365,557)	365,540

	Total Investments
	(Cost $2,431,803)(a)—97.3%	2,427,717
	Other assets in excess of liabilities—2.7%	66,478

	Net Assets—100.0%	$2,494,195

TIPS Treasury Inflation-Protected Securities – Principal amount of security and interest payments are adjusted for inflation.

(#	)

In accordance with the procedures established by the Board of Trustees, securities were fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $2,062,177, which represented 82.7% of the Fund’s Net Assets.

^		Discounted note at issue. The interest rate represents the coupon rate at which the note will accrue at a specified future date.

(a	)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $2,431,803. The net unrealized depreciation was $4,086 which consisted of aggregate gross unrealized appreciation of $7,070 and aggregate gross unrealized depreciation of $11,156.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Mega Cap Fund

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—1.2%
528	Best Buy Co., Inc.	$20,972
157	Wal-Mart Stores, Inc.	9,203
		30,175
	Consumer Staples—2.2%
546	Altria Group, Inc.	11,111
561	Philip Morris International, Inc.	28,976
191	Procter & Gamble Co.	12,834
		52,921
	Energy—18.0%
101	Chevron Corp.	8,541
1,192	ConocoPhillips	97,291
2,819	Exxon Mobil Corp.	226,732
1,268	Occidental Petroleum Corp.	99,956
		432,520
	Health Care—29.7%
1,147	Aetna, Inc.	47,039
1,547	Biogen Idec, Inc. *	107,919
2,938	Eli Lilly & Co.	138,409
2,236	Medco Health Solutions, Inc. *	110,861
4,256	Merck & Co., Inc.	140,022
8,977	Pfizer, Inc.	167,600
		711,850
	Industrials—8.6%
1,619	Boeing Co.	98,937
126	First Solar, Inc. *	35,924
537	Nucor Corp.	30,727
711	Raytheon Co.	40,477
		206,065
	Information Technology—33.1%
913	Adobe Systems, Inc. *	37,754
456	Amazon.com, Inc. *	34,811
69	Apple, Inc. *	10,968
5,465	Applied Materials, Inc.	94,654
2,906	eBay, Inc. *	73,144
2,433	Hewlett-Packard Co.	108,998
2,874	Intel Corp.	63,775
278	International Business Machines Corp.	35,578
4,115	Microsoft Corp.	105,838
6,333	Symantec Corp. *	133,436
3,848	Texas Instruments, Inc.	93,814
		792,770

	Materials—2.8%
247	Dow Chemical (The) Co.	$8,227
457	Mosaic (The) Co. *	58,135
		66,362
	Telecommunication Services—4.4%
3,095	Verizon Communications, Inc.	105,354

	Total Common Stocks
	(Cost $2,536,914)	2,398,017

	Money Market Fund—0.3%
8,114	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $8,114)	8,114

	Total Investments
	(Cost $2,545,028)(a)—100.3%	2,406,131
	Liabilities in excess of other assets—(0.3%)	(8,353)

	Net Assets—100.0%	$2,397,778

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $2,545,028. The net unrealized depreciation was $138,897 which consisted of aggregate gross unrealized appreciation of $55,480 and aggregate gross unrealized depreciation of $194,377

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Item 2.       Controls and Procedures.

(a)        The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)       There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.       Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	September 23, 2008

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Chief Financial Officer

Date:	September 23, 2008